Note 7 - Mortgage Servicing Rights, Net (Details) - Mortgage Servicing Activity (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Mortgage Servicing Activity [Abstract]
Balance	$ 1,708	$ 1,732
Valuation reserve	0	0
Mortgage servicing rights, net	1,507	1,708
Fair value of mortgage servicing rights	2,562	2,801
Originations	316	568
Amortization	(517)	(592)
Balance	$ 1,507	$ 1,708